                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2007

Date of reporting period: September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended September 30, 2007

MARKET CONDITIONS


Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage-related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

In August, the Federal Open Market Committee (the "Fed") lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed cut the discount rate another 50 basis points and elected to cut the target federal funds rate by 50 basis points as well, bringing that rate to 4.75%. At that time, the Fed noted that while economic growth remained moderate, inflation risks remained and "the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth".

U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. Much of the growth in mortgage issuance over the past few years has been in the non-agency sector. This was driven by the development of a new array of loan types with payment and interest-rate features appealing to a broader set of borrowers than those available in the traditional agency space. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the sub-prime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp reduction in the availability of non-conforming mortgage loans to the general public.

Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

PERFORMANCE ANALYSIS


For the 12-month period ended September 30, 2007, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $17.14 to $16.95 per share. Based on this change plus reinvestment of dividends totaling $0.9327 per share, the Fund's total NAV return was 4.78 percent. ICB's value on the New York Stock Exchange (NYSE) moved from $16.07 to $15.33 per share during the same period. Based on this change plus reinvestment of dividends the Fund's total market return was 1.14 percent. ICB's NYSE market price was at a 9.56 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 323,109 shares of common stock at a weighted average market discount of 6.93 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, were unchanged at $0.077725 per share. The dividend reflects the current level of the Fund's net investment income.

Throughout the period, we employed a defensive interest rate strategy by maintaining the portfolio's lower interest-rate sensitivity (as measured by duration*). In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long dated yields widened and the curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Fund's interest-rate sensitivity.

We have maintained a lower exposure to corporate credit for some time now, which has benefited performance, particularly in the latter months of the period as credit spreads widened. We also kept the Fund's exposure to the high-yield sector relatively low, especially to the lower-rated segment of the market, which has also been additive to performance. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the corporate credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

We maintained a small position in mortgage-backed securities during the period, with a focus on non-agency mortgages issued to high quality borrowers. Despite the good performance of these issues for much of the period, the recent turmoil in the mortgage market and the drying up of liquidity has hurt recent price performance, and this position detracted from overall performance.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   PORTFOLIO COMPOSITION**
   Corporate Bonds                                     72.1%
   U.S. Government Obligations                         10.8
   Commercial Mortgage-Backed Securities                8.3
   Asset-Backed Securities                              4.3
   Short-Term Investments                               2.8
   Collateralized Mortgage Obligations                  1.2
   Foreign Government Obligation                        0.5

   LONG-TERM CREDIT ANALYSIS
   AAA                                                 27.3%
   AA                                                   3.9
   A                                                   17.6
   BBB                                                 47.7
   BB                                                   2.1
   B or Below                                           1.4

** Does not include open long futures contracts with an underlying face amount of $28,258,219 with unrealized appreciation of $130,826 and open short futures contracts with an underlying face amount of $49,125,094 with unrealized depreciation of $43,361. Also does not include open swap contracts with unrealized appreciation of $974,344.

Data as of September 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS


Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the fund makes portfolio holdings information available by periodically providing the information on its public web site, www.morganstanley.com/im. The fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The fund also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month.

For more information about web site postings, call 1-800-869-6397.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Corporate Bonds (70.6%)
                 Advertising/Marketing Services (0.1%)
  $      175     Interpublic Group of Companies, Inc. (The).........   6.25%      11/15/14     $    157,500
                                                                                               ------------

                 Aerospace & Defense (0.6%)
         328     Raytheon Co. ......................................   4.50       11/15/07          327,679
         531     Systems 2001 Asset Trust - 144A** (Cayman
                   Islands).........................................   6.664      09/15/13          559,207
                                                                                               ------------
                                                                                                    886,886
                                                                                               ------------
                 Air Freight/Couriers (1.3%)
       2,000     FedEx Corp. .......................................   7.25       02/15/11        2,143,622
                                                                                               ------------

                 Airlines (0.2%)
         370     America West Airlines, Inc. (Series 01-1)..........   7.10       04/02/21          384,564
                                                                                               ------------

                 Auto Parts: O.E.M. (0.3%)
         460     ArvinMeritor, Inc. ................................   8.75       03/01/12          471,500
                                                                                               ------------

                 Beverages: Alcoholic (0.7%)
       1,100     FBG Finance Ltd. - 144A** (Australia)..............   5.125      06/15/15        1,039,035
                                                                                               ------------

                 Cable/Satellite TV (4.0%)
       1,355     Comcast Cable Communications, Inc. ................   6.75       01/30/11        1,406,443
       1,740     Comcast Cable Communications, Inc. ................   7.125      06/15/13        1,854,330
       2,310     Comcast Corp. .....................................   6.50       01/15/15        2,390,284
         695     EchoStar DBS Corp. ................................   6.375      10/01/11          700,212
          45     EchoStar DBS Corp. ................................   6.625      10/01/14           45,337
                                                                                               ------------
                                                                                                  6,396,606
                                                                                               ------------
                 Department Stores (2.3%)
       2,800     Federated Department Stores, Inc. .................   6.625      09/01/08        2,822,257
         260     JC Penney Corp., Inc. .............................   5.75       02/15/18          250,071
         610     May Department Stores Co. .........................   5.95       11/01/08          610,795
                                                                                               ------------
                                                                                                  3,683,123
                                                                                               ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Drugstore Chains (1.4%)
  $      780     CVS Caremark Corp. ................................   5.75%      06/01/17     $    762,710
         495     CVS Corp. .........................................   5.75       08/15/11          501,859
         959     CVS Lease Pass Through - 144A**....................   6.036      12/10/28          934,304
                                                                                               ------------
                                                                                                  2,198,873
                                                                                               ------------
                 Electric Utilities (13.5%)
       3,085     Arizona Public Service Co. ........................   5.80       06/30/14        3,058,605
       2,105     Carolina Power & Light Co. ........................   5.125      09/15/13        2,063,875
         285     CenterPoint Energy Resources Corp. ................   6.25       02/01/37          280,713
         305     CenterPoint Energy Resources Corp. (Series B)......   7.875      04/01/13          333,606
       1,705     Consumers Energy Co. ..............................   4.00       05/15/10        1,656,963
         240     Consumers Energy Co. (Series H)....................   4.80       02/17/09          238,934
       1,015     Detroit Edison Co. (The)...........................   6.125      10/01/10        1,048,866
         835     Duquesne Light Co. (Series O)......................   6.70       04/15/12          880,101
         400     Enel Finance International - 144A**................   5.70       01/15/13          403,556
         915     Entergy Gulf States, Inc. .........................   3.60       06/01/08          900,882
         930     Entergy Gulf States, Inc. .........................   5.98+      12/01/09          922,768
         820     Entergy Gulf States, Inc. - 144A**.................   6.474+     12/08/08          823,155
       1,545     Exelon Corp. ......................................   6.75       05/01/11        1,607,268
         215     Indianapolis Power & Light Co. - 144A**............   6.30       07/01/13          221,390
       1,565     Ohio Edison Co. ...................................   6.40       07/15/16        1,606,648
       1,310     Ohio Power Company (Series K)......................   6.00       06/01/16        1,318,307
         205     Pacificorp.........................................   6.25       10/15/37          204,744
         228     PSEG Energy Holdings Inc. .........................   8.625      02/15/08          230,328
         185     Public Service Electric & Gas Co. (Series B).......   5.00       01/01/13          179,558
         570     Texas Eastern Transmission.........................   7.00       07/15/32          603,692
         650     TXU Energy Co. ....................................   7.00       03/15/13          714,610
         430     Union Electric Co. ................................   6.40       06/15/17          443,930
       1,800     Virginia Electric & Power Co. .....................   5.95       09/15/17        1,800,733
                                                                                               ------------
                                                                                                 21,543,232
                                                                                               ------------
                 Electrical Products (0.6%)
         920     Cooper Industries, Inc. ...........................   5.25       11/15/12          917,837
                                                                                               ------------

                 Electronic Equipment/Instruments (0.7%)
       1,085     Xerox Corp. .......................................   5.50       05/15/12        1,075,705
                                                                                               ------------

                 Electronics/Appliances (0.4%)
         705     LG Electronics Inc. - 144A** (South Korea).........   5.00       06/17/10          698,194
                                                                                               ------------

10
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Environmental Services (0.9%)
  $    1,370     Waste Management, Inc. ............................   6.875%     05/15/09     $  1,416,584
                                                                                               ------------

                 Finance/Rental/Leasing (3.1%)
         555     Capital One Financial Corp. .......................   6.75       09/15/17          569,310
       1,085     Capmark Financial Group Inc. - 144A**..............   5.875      05/10/12          989,102
         450     Capmark Financial Group Inc. - 144A**..............   6.30       05/10/17          392,309
         840     CIT Group, Inc. ...................................   5.65       02/13/17          781,812
         600     Countrywide Financial Corp. .......................   6.25       05/15/16          543,853
       1,680     Ford Motor Credit Co LLC...........................   7.25       10/25/11        1,575,696
                                                                                               ------------
                                                                                                  4,852,082
                                                                                               ------------
                 Financial Conglomerates (0.6%)
         510     Brookfield Asset Management Inc. (Canada)..........   5.80       04/25/17          511,684
         450     GMAC LLC...........................................   6.875      09/15/11          428,610
                                                                                               ------------
                                                                                                    940,294
                                                                                               ------------
                 Food Retail (1.2%)
         901     Delhaize America, Inc. ............................   9.00       04/15/31        1,077,846
         830     Fred Meyer, Inc. ..................................   7.45       03/01/08          836,713
                                                                                               ------------
                                                                                                  1,914,559
                                                                                               ------------
                 Food: Major Diversified (1.4%)
         800     ConAgra Foods, Inc. ...............................   7.00       10/01/28          842,163
         670     ConAgra Foods, Inc. ...............................   8.25       09/15/30          793,906
         645     Kraft Foods Inc. ..................................   6.00       02/11/13          664,745
                                                                                               ------------
                                                                                                  2,300,814
                                                                                               ------------
                 Food: Meat/Fish/Dairy (0.3%)
         130     Pilgrim's Pride Corp. .............................   7.625      05/01/15          132,600
         345     Smithfield Foods, Inc. (Series B)..................   8.00       10/15/09          357,938
                                                                                               ------------
                                                                                                    490,538
                                                                                               ------------
                 Gas Distributors (1.2%)
         285     DCP Midstream LLC - 144A**.........................   6.75       09/15/37          283,787
         745     NiSource Finance Corp. ............................   6.064+     11/23/09          739,421
         790     NiSource Finance Corp. ............................   7.875      11/15/10          846,186
                                                                                               ------------
                                                                                                  1,869,394
                                                                                               ------------
                 Home Improvement Chains (0.9%)
       1,455     Home Depot Inc. ...................................   5.819+     12/16/09        1,436,821
                                                                                               ------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Insurance Brokers/Services (1.9%)
  $    1,170     Catlin Insurance Co., Ltd. - 144A** (Bermuda)......   7.249+%        ####     $  1,105,381
         450     Farmers Exchange Capital - 144A**..................   7.05       07/15/28          449,348
       1,330     Farmers Insurance Exchange - 144A**................   8.625      05/01/24        1,528,090
                                                                                               ------------
                                                                                                  3,082,819
                                                                                               ------------
                 Integrated Oil (1.6%)
       1,565     Amerada Hess Corp. ................................   6.65       08/15/11        1,637,506
       1,030     Petro-Canada (Canada)..............................   5.95       05/15/35          978,758
                                                                                               ------------
                                                                                                  2,616,264
                                                                                               ------------
                 Investment Banks/Brokers (1.8%)
         530     Bear Stearns Co., Inc. ............................   6.40       10/02/17          528,608
       1,090     Goldman Sachs Capital II...........................   5.793+        ##           1,032,441
         835     Lehman Brothers Holdings, Inc. ....................   6.875      07/17/37          830,902
         555     Merrill Lynch & Co., Inc. .........................   5.70       05/02/17          540,570
                                                                                               ------------
                                                                                                  2,932,521
                                                                                               ------------
                 Major Banks (3.0%)
       2,070     Unicredit Luxembourg Finance S.A. - 144A**
                   (Luxembourg).....................................   5.41+      10/24/08        2,071,422
         600     USB Capital IX.....................................   6.189+        #              600,868
       2,185     Wachovia Capital Trust III.........................   5.80+         #            2,172,015
                                                                                               ------------
                                                                                                  4,844,305
                                                                                               ------------
                 Major Telecommunications (5.8%)
       1,465     AT&T Corp. ........................................   8.00+      11/15/31        1,787,747
       1,245     France Telecom S.A. (France).......................   8.50+      03/01/31        1,604,846
       1,525     SBC Communications, Inc. ..........................   6.15       09/15/34        1,512,445
         785     Sprint Capital Corp. ..............................   8.75       03/15/32          902,642
       1,405     Telecom Italia Capital SA (Luxembourg).............   4.00       01/15/10        1,368,667
       1,380     Telefonica Europe BV (Netherlands).................   8.25       09/15/30        1,654,057
         405     Verizon New England Inc. ..........................   6.50       09/15/11          420,031
                                                                                               ------------
                                                                                                  9,250,435
                                                                                               ------------
                 Media Conglomerates (3.4%)
       2,005     Time Warner, Inc. .................................   5.73+      11/13/09        1,982,416
       2,090     Time Warner, Inc. .................................   5.875      11/15/16        2,048,183
       1,350     Viacom, Inc. ......................................   6.875      04/30/36        1,348,557
                                                                                               ------------
                                                                                                  5,379,156
                                                                                               ------------

12
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Medical Specialties (0.8%)
  $    1,330     Hospira, Inc. .....................................   5.678+%    03/30/10     $  1,319,450
                                                                                               ------------

                 Motor Vehicles (1.2%)
         795     DaimlerChrysler North America LLC..................   7.30       01/15/12          848,701
         260     DaimlerChrysler North America LLC..................   8.00       06/15/10          277,928
         675     DaimlerChrysler North America LLC..................   8.50       01/18/31          839,090
                                                                                               ------------
                                                                                                  1,965,719
                                                                                               ------------
                 Multi-Line Insurance (0.9%)
         745     AIG SunAmerica Global Financing VI - 144A**........   6.30       05/10/11          768,918
         750     Two-Rock Pass Through - 144A** (Bermuda)...........   6.44+        ####            633,855
                                                                                               ------------
                                                                                                  1,402,773
                                                                                               ------------
                 Oil & Gas Pipelines (3.6%)
         630     Colorado Interstate Gas Co. .......................   6.80       11/15/15          655,334
       2,685     Enterprise Products Operating L.P. (Series B)......   5.60       10/15/14        2,633,832
         415     Kinder Morgan Energy Partners, L.P. ...............   5.85       09/15/12          418,943
       1,095     Kinder Morgan Finance Co. ULC (Canada).............   5.70       01/05/16        1,000,768
       1,010     Plains All American Pipeline.......................   6.70       05/15/36        1,014,391
                                                                                               ------------
                                                                                                  5,723,268
                                                                                               ------------
                 Oil & Gas Production (1.8%)
         385     Chesapeake Energy Corp. ...........................   7.625      07/15/13          404,250
       1,910     Devon Financing Corp. ULC..........................   6.875      09/30/11        2,020,811
         395     Kerr-McGee Corp. ..................................   6.625      10/15/07          395,159
                                                                                               ------------
                                                                                                  2,820,220
                                                                                               ------------
                 Oil Refining/Marketing (0.3%)
         515     Valero Energy Corp. ...............................   3.50       04/01/09          504,901
                                                                                               ------------

                 Other Metals/Minerals (0.7%)
       1,030     Brascan Corp. (Canada).............................   7.125      06/15/12        1,105,333
                                                                                               ------------

                 Property - Casualty Insurers (1.2%)
       1,400     Mantis Reef Ltd. - 144A** (Australia)..............   4.692      11/14/08        1,393,294
         500     Platinum Underwriters Finance Inc. (Series B)......   7.50       06/01/17          530,422
                                                                                               ------------
                                                                                                  1,923,716
                                                                                               ------------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
                 Railroads (2.3%)
  $    1,105     Burlington Northern Santa Fe Corp. ................   6.125%     03/15/09     $  1,118,513
         800     Union Pacific Corp. ...............................   5.45       01/31/13          794,790
       1,140     Union Pacific Corp. ...............................   6.625      02/01/08        1,144,008
         625     Union Pacific Corp. (Series E).....................   6.79       11/09/07          625,753
                                                                                               ------------
                                                                                                  3,683,064
                                                                                               ------------
                 Real Estate Development (0.6%)
         716     World Financial Properties - 144A**................   6.91       09/01/13          739,187
         160     World Financial Properties - 144A**................   6.95       09/01/13          165,775
                                                                                               ------------
                                                                                                    904,962
                                                                                               ------------
                 Real Estate Investment Trusts (0.9%)
       1,485     iStar Financial Inc. ..............................   6.074+     03/09/10        1,385,388
                                                                                               ------------

                 Restaurants (0.5%)
         760     Tricon Global Restaurants, Inc. ...................   8.875      04/15/11          848,565
                                                                                               ------------

                 Savings Banks (2.4%)
       1,975     Sovereign Bancorp, Inc. ...........................   5.44+      03/23/10        1,976,088
       1,455     Washington Mutual Inc. ............................   8.25       04/01/10        1,535,809
         300     Washington Mutual Preferred Funding II.............   6.665+          ###          258,969
                                                                                               ------------
                                                                                                  3,770,866
                                                                                               ------------
                 Tobacco (0.2%)
         345     Reynolds American Inc. ............................   6.50       07/15/10          355,775
                                                                                               ------------
                 Total Corporate Bonds (Cost $112,753,865)................................      112,637,263
                                                                                               ------------
                 U.S. Government Obligations (10.7%)
       5,600     U.S. Treasury Bond.................................   4.50       02/15/36        5,310,816
       3,890     U.S. Treasury Bond.................................   6.375      08/15/27        4,617,251
       4,950     U.S. Treasury Bond.................................  11.25       02/15/15        7,049,498
                                                                                               ------------
                 Total U.S. Government Obligations (Cost $17,068,414).....................       16,977,565
                                                                                               ------------
                 Commercial Mortgage-Backed Securities (8.1%)
         600     Banc of America Commercial Mortgage Inc. 2007-2
                   A4...............................................   5.689+     04/10/49          606,510
         875     Banc of America Commercial Mortgage Inc. 2007-3
                   A4...............................................   5.659+     06/10/49          881,154
         650     Bear Stearns Commercial Mortgage Securities Inc.
                   2007-PW16 A4.....................................   5.713+     06/11/40          658,875
         875     Citigroup Commercial Mortgage Trust 2007-C6 A4.....   5.889      12/10/49          886,321
       1,300     Commercial Mortgage Pass-Through Certificate
                   2007-C9 A4.......................................   6.01       12/10/49        1,327,422

14
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
  $      975     Greenwich Capital Commercial Funding Corp. 2007-GG9
                   A4...............................................   5.444%     03/10/39     $    965,367
       1,225     GS Mortgage Securities Corporation II 2007-GG10
                   A4...............................................   5.799+     08/10/45        1,248,289
         425     JP Morgan Chase Commercial Mortgage Securities
                   Corp. 2007-CB18 A4...............................   5.44       06/12/47          419,971
         700     JP Morgan Chase Commercial Mortgage Securities
                   Corp. 2007-CB19 A4...............................   5.747+     02/12/49          709,263
         950     JP Morgan Chase Commercial Mortgage Securities
                   Corp. 2007-LD11 A4...............................   5.819+     06/15/49          968,551
         650     LB Commercial Conduit Mortgage Trust 2007-C3 A4....   5.935+     07/15/44          669,885
         425     LB-UBS Commercial Mortgage Trust 2007-C2 A3........   5.43       02/15/40          420,168
       1,000     Wachovia Bank Commercial Mortgage Trust 2007-C30
                   A5...............................................   5.342      12/15/43          981,087
       1,200     Wachovia Bank Commercial Mortgage Trust 2007-C32
                   A3...............................................   5.741+     06/15/49        1,213,656
       1,000     Wachovia Bank Commercial Mortgage Trust 2007-C33
                   A4...............................................   6.10       02/15/51        1,028,916
                                                                                               ------------
                 Total Commercial Mortgage-Backed Securities
                   (Cost $12,625,435).....................................................       12,985,435
                                                                                               ------------
                 Asset-Backed Securities (4.2%)
         550     Capital One Multi-Asset Execution 2007-A7 A7.......   5.75       07/15/20          553,437
          60     CIT Equipment Collateral 2004-EF1 A3...............   3.50       09/20/08           59,968
         750     Citibank Credit Card Issuance Trust 2007-A8 A8.....   5.65       09/20/19          747,538
         190     CNH Equipment Trust 2005-A A3......................   4.02       04/15/09          189,451
         600     Discover Card Master Trust 2007-A1 A1 (WI).........   5.65       03/16/20          598,926
          84     Ford Credit Auto Owner Trust 2005-B A3.............   4.17       01/15/09           83,430
       1,350     Ford Credit Auto Owner Trust 2007-A A3A............   5.40       08/15/11        1,359,051
       1,275     GS Auto Loan Trust 2007-1 A3.......................   5.39       12/15/11        1,281,142
         563     Harley-Davidson Motorcycle Trust 2004-2 A2.........   3.56       02/15/12          555,810
         126     Honda Auto Receivables Owner Trust 2005-2 A3.......   3.93       01/15/09          125,563
         950     TXU Electric Delivery Transition Bond Co. LLC
                   2004-1 A2........................................   4.81       11/17/14          947,017
         195     USAA Auto Owner Trust 2005-1 A3....................   3.90       07/15/09          194,116
                                                                                               ------------
                 Total Asset-Backed Securities (Cost $6,684,555)..........................        6,695,449
                                                                                               ------------
                 Collateralized Mortgage Obligations (1.1%)
         492     American Home Mortgage Assets 2007-5 A3............   5.431+     06/25/47          441,002
         324     Countrywide Alternative Loan Trust 2005-81 M1......   5.831+     02/25/37          292,010
         200     Countrywide Alternative Loan Trust 2006-OA16 M4....   5.651+     10/25/46          135,210
         225     Harborview Mortgage Loan Trust 2006-8 B4...........   5.699+     08/21/36          154,813
         199     Luminent Mortgage Trust 2006-5 B1..................   5.491+     07/25/36          157,359

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

  PRINCIPAL
  AMOUNT IN                                                           COUPON      MATURITY
  THOUSANDS                                                            RATE         DATE           VALUE
------------------------------------------------------------------------------------------------------------
  $      425     Master Adjustable Rate Mortgages Trust 2007-3
                   1M1..............................................   5.981+%    05/25/47     $    306,000
         400     Lehman XS Trust 2007-4N M4.........................   6.131+     03/25/47          325,000
                                                                                               ------------
                 Total Collateralized Mortgage Obligations
                   (Cost $1,852,255)......................................................        1,811,394
                                                                                               ------------
                 Foreign Government Obligation (0.5%)
   MXN 7,735     Mexican Fixed Rate Bonds (Series M20) (Mexico)
                   (Cost $781,798)..................................   9.50       12/18/14          771,450
                                                                                               ------------
                 Short-Term Investments (2.8%)
                 U.S. Government Obligations (a) (0.4%)
                 U.S. Treasury Bills*
  $      250     ...................................................   4.55       01/10/08          246,809
         300     ...................................................   4.845      01/10/08          295,922
                                                                                               ------------
                 Total U.S. Government Obligations (Cost $542,884)........................          542,731
                                                                                               ------------
 NUMBER OF
--------------
                 Investment Company (b) (2.4%)
       3,874     Morgan Stanley Institutional Liquidity Money
                   Market Portfolio - Institutional Class
                   (Cost $3,873,785)                                                              3,873,785
                                                                                               ------------
                 Total Short-Term Investments (Cost $4,416,669)...........................        4,416,516
                                                                                               ------------

                 Total Investments (Cost $156,182,991) (c)(d).......................    98.0%     156,295,072

                 Other Assets in Excess of Liabilities..............................     2.0        3,174,576
                                                                                       -----     ------------
                 Net Assets.........................................................   100.0%    $159,469,648
                                                                                       =====     ============

16
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

---------------------

    MXN  Mexican New Peso.
    WI   Security purchased on a when-issued basis.
     *   A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
         $326,490.
    **   Resale is restricted to qualified institutional investors.
     +   Floating rate security. Rate shown is the rate in effect at
         September 30, 2007.
     #   Securities represent beneficial interest in Trusts. The
         corresponding assets of the Trust are Junior Subordinated
         notes due 2042 and a stock purchase contract to purchase
         preferred stock on March 15, 2011 for Wachovia Capital Trust
         III and on April 15, 2011 for USB Capital IX. Securities
         have a perpetual maturity and the Trust will redeem them
         only to the extent the preferred stock is redeemed.
    ##   Security represents beneficial interests in the Trust. The corresponding assets of the Trust are Junior Subordinated
         Notes due 2043 and a stock purchase contract to purchase
         preferred stock on June 1, 2012. This security has a
         perpetual maturity and the Trust will redeem them only to
         the extent the preferred stock is redeemed.
    ###  Security represents beneficial interest in the Trust. The corresponding assets of the Trust are Fixed-to-Floating Rate
         Perpetual Non-cumulative Preferred Securities, Series 2006-C
         ("Series 2006-C Company Preferred Securities") which will be automatically exchanged for depositary shares of Washington
         Mutual, Inc. preferred stock under specified circumstances.
         Dividends on the Series 2006-C Company Preferred Securities
         will be payable on a non-cumulative basis at an annual rate of 6.665% until December 15, 2016 and 3-month USD LIBOR plus
         1.7925% thereafter. This security has a perpetual maturity and the Trust will redeem them on the dividend payment date occurring on December 2016 and each tenth anniversary
         thereafter.
    #### Foreign issued security with perpetual maturity.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market
         Portfolio - Institutional Class.
    (c)  Securities have been designated as collateral in an amount equal to $78,456,606 in connection with an open purchase of a when-issued security, futures and swap contracts.
    (d)  The aggregate cost for federal income tax purposes is
         $157,395,403. The aggregate gross unrealized appreciation is
         $1,697,296 and the aggregate gross unrealized depreciation is $2,797,627 resulting in net unrealized depreciation of
         $1,100,331.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2007:

                                                                                   UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY         UNDERLYING FACE         APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR             AMOUNT AT VALUE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------
    76         Long      U.S. Treasury Note 2 Year,         $ 15,735,563            $ 55,305
                         December 2007
   117         Long      U.S. Treasury Note 5 Year,           12,522,656              75,521
                         December 2007
   134         Short     U.S. Treasury Bond 20 Year,         (14,920,063)             (3,359)
                         December 2007
   313         Short     U.S. Treasury Note 10 Year,         (34,205,031)            (40,002)
                         December 2007
                                                                                    --------
                         Net Unrealized Appreciation..........................      $ 87,465
                                                                                    ========

18
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

                                        NOTIONAL                                       UNREALIZED
   SWAP COUNTERPARTY &        BUY        AMOUNT       PAY          TERMINATION        APPRECIATION
  REFERENCE OBLIGATION     PROTECTION   (000'S)    FIXED RATE          DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------
      Goldman Sachs
       International
   Hartford Financial
         Services
       Group, Inc.          Buy          $1,700    0.12 %       December 20, 2011       $  8,486
      Goldman Sachs
       International
     Motorola, Inc.         Buy             540     0.15        December 20, 2011          2,988
      Goldman Sachs
       International
     Motorola, Inc.         Buy           1,100     0.157       December 20, 2011          5,791
      Goldman Sachs
       International
   Union Pacific Corp.      Buy             850     0.20        December 20, 2011            653
Citibank, N.A., New York
      Covidien Ltd.         Buy             167     0.43          March 20, 2012            (913)
Citibank, N.A., New York
      Covidien Ltd.         Buy             323     0.43          March 20, 2012          (1,771)
Citibank, N.A., New York
  Tyco Electronics Ltd.     Buy             167     0.43          March 20, 2012              46
Citibank, N.A., New York
   Tyco Electronics Ltd.    Buy             323     0.43          March 20, 2012              90
Citibank, N.A., New York
 Tyco International Ltd.    Buy             167     0.43          March 20, 2012              46
Citibank, N.A., New York
 Tyco International Ltd.    Buy             323     0.43          March 20, 2012              90
      Goldman Sachs
       International
       Chubb Corp.          Buy           1,640     0.10          March 20, 2012           9,256
      Goldman Sachs
       International
        Dell Inc.           Buy             830     0.22          March 20, 2012          (1,005)
      Goldman Sachs
       International
        Gap, Inc.           Buy           1,000     1.19          March 20, 2012         (15,355)
  JP Morgan Chase Bank,
           N.A.
       Belo Corp.           Buy             285     1.18          June 20, 2014            3,000
  JP Morgan Chase Bank,
           N.A.
       Belo Corp.           Buy             830     1.30          June 20, 2014            3,254
  Bank of America, N.A.
    Centurytel, Inc.        Buy             395     0.88        September 20, 2017        (1,311)
                                                                                        --------
                              Net Unrealized Appreciation.........................      $ 13,345
                                                                                        ========

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 continued

INTEREST RATE SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2007:

                                        NOTIONAL       PAYMENTS              PAYMENTS
                                         AMOUNT        RECEIVED                MADE            TERMINATION      UNREALIZED
             COUNTERPARTY               (000'S)         BY FUND              BY FUND+              DATE        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
      Deutsche Bank AG, New York        $24,375    Fixed Rate 5.389%   Floating Rate 5.505%    May 25, 2017      $359,775
       Citibank N.A., New York            4,875    Fixed Rate 5.44     Floating Rate 5.505     May 29, 2017        90,675
J.P. Morgan Chase Bank, N.A. New York     4,875    Fixed Rate 5.448    Floating Rate 5.505     May 29, 2017        93,649
       Citibank, N.A. New York           22,000    Fixed Rate 5.448    Floating Rate 5.36     August 9, 2017      416,900
                                                                                                                 --------
                                         Total Unrealized Appreciation......................................     $960,999
                                                                                                                 ========

---------------------

     +   Floating rate represents USD-3 month LIBOR.

20
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007

Assets:
Investments in securities, at value
  (cost $152,309,206)...............    $152,421,287
Investments in affiliate, at value
  (cost $3,873,785).................       3,873,785
Unrealized appreciation on open swap
  contracts.........................         994,699
Receivable for:
    Investments sold................       2,392,363
    Interest........................       1,995,255
    Periodic interest on swap
      contracts.....................         813,356
    Variation margin................          25,781
    Dividends from affiliate........          15,183
Prepaid expenses and other assets...          14,526
                                      --------------
    Total Assets....................     162,546,235
                                      --------------
Liabilities:
Unrealized depreciation on open swap
  contracts.........................          20,355
Payable for:
    Investments purchased...........       1,532,122
    Swap contracts collateral due to
      broker........................         850,000
    Periodic interest payment on
      swap contracts................         360,930
    Capital stock repurchased.......          92,844
    Investment advisory fee.........          54,519
    Transfer agent fee..............          15,193
    Administration fee..............          10,497
Accrued expenses and other
  payables..........................         140,127
                                      --------------
    Total Liabilities...............       3,076,587
                                      --------------
    Net Assets......................    $159,469,648
                                      ==============
Composition of Net Assets:
Paid-in-capital.....................    $177,624,186
Net unrealized appreciation.........       1,173,917
Dividends in excess of net
  investment income.................        (945,242)
Accumulated net realized loss.......     (18,383,213)
                                      --------------
    Net Assets......................    $159,469,648
                                      ==============
Net Asset Value Per Share
9,409,604 shares outstanding
(15,000,000 shares authorized of
$.01 par value).....................          $16.95
                                      ==============

Statement of Operations
For the year ended September 30, 2007

Net Investment Income:
Income
Interest.............................  $   8,927,141
Dividends from affiliate.............         90,199
                                       -------------
    Total Income.....................      9,017,340
                                       -------------
Expenses
Investment advisory fee..............        685,869
Administration fee...................        130,642
Transfer agent fees and expenses.....         78,751
Shareholder reports and notices......         75,104
Professional fees....................         63,525
Custodian fees.......................         29,945
Listing fees.........................         20,375
Directors' fees and expenses.........          7,276
Other................................         27,225
                                       -------------
    Total Expenses...................      1,118,712
Less: amounts waived/reimbursed......         (1,816)
Less: expense offset.................           (457)
                                       -------------
    Net Expenses.....................      1,116,439
                                       -------------
    Net Investment Income............      7,900,901
                                       -------------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments..........................       (131,681)
Futures contracts....................       (978,166)
Swap contracts.......................       (804,962)
Foreign exchange transactions........         10,492
                                       -------------
    Net Realized Loss................     (1,904,317)
                                       -------------
Net Change in Unrealized
Appreciation/ Depreciation on:
Investments..........................        (92,793)
Futures contracts....................       (227,307)
Swap contracts.......................        974,324
Translation of other assets and
  liabilities denominated in foreign
  currencies.........................            102
                                       -------------
    Net Change in Unrealized
      Appreciation/Depreciation......        654,326
                                       -------------
    Net Loss.........................     (1,249,991)
                                       -------------
Net Increase.........................  $   6,650,910
                                       =============

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $  7,900,901         $  8,282,283
Net realized gain (loss)....................................       (1,904,317)             931,181
Net change in unrealized appreciation/depreciation..........          654,326           (2,594,529)
                                                                 ------------         ------------
    Net Increase............................................        6,650,910            6,618,935
                                                                 ------------         ------------
Dividends to shareholders from net investment income........       (8,933,990)          (9,554,680)
Decrease from capital stock transactions....................       (5,109,765)          (7,543,095)
                                                                 ------------         ------------
    Net Decrease............................................       (7,392,845)         (10,478,840)
Net Assets:
Beginning of period.........................................      166,862,493          177,341,333
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$945,242 and $969,078, respectively)........................     $159,469,648         $166,862,493
                                                                 ============         ============

22
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income for distribution to shareholders as is consistent with prudent investment risk and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of the weekly net assets not exceeding $500 million and 0.35% to the portion of the weekly net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the year ended September 30, 2007, advisory fees paid were reduced by $1,816 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $90,199 for the year ended September 30, 2007. During the year ended September 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $36,445,482 and $32,571,697, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the year ended September 30, 2007 aggregated $81,888,521 and $64,095,912, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $7,331,711, and $22,942,928, respectively.

Effective September 28, 2007, the transfer agent services previously provided to the Fund by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

the year ended September 30, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $4,062. At September 30, 2007, the Fund had an accrued pension liability of $61,097 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Capital Stock

Transactions in capital stock were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2005.................................  10,221,413   $102,212    $190,174,834
Treasury shares purchased and retired (weighted average
  discount 8.81%)*..........................................    (488,700)    (4,887)     (7,538,208)
                                                              ----------   --------    ------------
Balance, September 30, 2006.................................   9,732,713     97,325     182,636,626
Treasury shares purchased and retired (weighted average
  discount 6.93%)*..........................................    (323,109)    (3,231)     (5,106,534)
                                                              ----------   --------    ------------
Balance, September 30, 2007.................................   9,409,604   $ 94,094    $177,530,092
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Dividends

On September 25, 2007, the Fund declared the following dividends from net investment income:

       AMOUNT                RECORD            PAYABLE
      PER SHARE               DATE              DATE
---------------------   ----------------  -----------------
      $0.077725         October 5, 2007   October 19, 2007
      $0.077725         November 9, 2007  November 23, 2007
      $0.077725         December 7, 2007  December 21, 2007

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve an element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

The tax character of distributions paid was as follows:

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
                                                              ------------------   ------------------
Ordinary income.............................................     $  8,933,990          $9,554,680
                                                                 ============          ==========

As of September 30, 2007, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income...............................     $    329,157
Undistributed long-term gains...............................        --
                                                                 ------------
Net accumulated earnings....................................          329,157
Capital loss carryforward*..................................      (14,948,457)
Post-October losses.........................................       (3,347,238)
Temporary differences.......................................          (62,040)
Net unrealized depreciation.................................         (125,960)
                                                                 ------------
Total accumulated losses....................................     $(18,154,538)
                                                                 ============

---------------------

* During the year ended September 30, 2007, the Fund utilized $158,719 of its net capital loss carryforward. As of September 30, 2007, the Fund had a net capital loss carryforward of $14,948,457, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

    AMOUNT         EXPIRATION
  ----------   ------------------
  $5,407,105   September 30, 2010
   9,541,352   September 30, 2011

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premiums on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 continued

Permanent differences, due to losses on paydowns and swaps, foreign currency gains and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at September 30, 2007:

    DIVIDENDS
   IN EXCESS OF    ACCUMULATED
  NET INVESTMENT   NET REALIZED
      INCOME           LOSS       PAID-IN-CAPITAL
  --------------   ------------   ---------------
    $1,056,925     $(1,056,925)         --
    ==========     ===========           ==

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------------------------------------------
                                                              2007           2006           2005           2004           2003
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of period......................    $17.14         $17.35         $17.59         $17.42         $16.13
                                                              ------         ------         ------         ------         ------
Income (loss) from investment operations:
    Net investment income*................................      0.82           0.83           0.87           0.95           0.97
    Net realized and unrealized gain (loss)...............     (0.12)         (0.16)         (0.18)          0.13           1.21
                                                              ------         ------         ------         ------         ------
Total income from investment operations...................      0.70           0.67           0.69           1.08           2.18
                                                              ------         ------         ------         ------         ------
Less dividends and distributions from net investment
 income...................................................     (0.93)         (0.95)         (0.98)         (0.96)         (0.93)
                                                              ------         ------         ------         ------         ------
Anti-dilutive effect of acquiring treasury shares*........      0.04           0.07           0.05           0.05           0.04
                                                              ------         ------         ------         ------         ------
Net asset value, end of period............................    $16.95         $17.14         $17.35         $17.59         $17.42
                                                              ======         ======         ======         ======         ======
Market value, end of period...............................    $15.33         $16.07         $15.84         $16.04         $15.87
                                                              ======         ======         ======         ======         ======
Total Return+.............................................      1.14%          7.88%          4.92%          7.27%         10.61%
Ratios to Average Net Assets:
Total expenses (before expense offset)....................      0.69%(1)       0.68%          0.68%          0.66%          0.67%
Net investment income.....................................      4.85%(1)       4.88%          4.96%          5.43%          5.81%
Supplemental Data:
Net assets, end of period, in thousands...................  $159,470       $166,862       $177,341       $185,953       $190,302
Portfolio turnover rate...................................        46%            59%            58%            40%            56%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

30
                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Morgan Stanley Income Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Securities Inc. (the "Fund"), including the portfolio of investments, as of September 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Securities Inc. as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 21, 2007

Morgan Stanley Income Securities Inc.
REVISED INVESTMENT POLICY (UNAUDITED)

The Directors approved changes/clarifications in the investment policies discussed below.

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody's Investors Service ("Moody's") BBB or higher by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or below investment grade (below Baa by Moody's or below BBB by S&P). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company's capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, the Fund becomes a member of a syndicate of lenders. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Fund's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to the Fund, a reduction in the value of the loan, and a potential decrease in the Fund's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Morgan Stanley Income Securities Inc.
REVISED INVESTMENT POLICY (UNAUDITED) continued

The Directors approved refining the limits with respect to options for the Fund to clarify that, subject to its current options percentage limits, the Fund would be able to purchase all types of options, including options on foreign currency, options on foreign securities and options on swaps.

Foreign Options. When conducted outside the United States, options and futures may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lower trading volume and liquidity.

Options on Foreign Currencies. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which its invests which may result in the Fund bearing some additional expenses.

Morgan Stanley Income Securities Inc.
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT

You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE

You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING

Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN

If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL

To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust

Morgan Stanley Income Securities Inc.
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS

The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN

To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

Morgan Stanley Income Securities Inc.
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.

2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
         Independent Director            Registrant    Time Served*            Past 5 Years            Director**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Frank L. Bowman (62)                     Director     Since August    President and Chief Executive        171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Officer, Nuclear Energy
Counsel to the Independent Directors                                  Institute (policy
1177 Avenue of the Americas                                           organization) (since February
New York, NY 10036                                                    2005); Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); Chairperson of
                                                                      the Insurance Sub-Committee of
                                                                      the Valuation, Insurance and
                                                                      Compliance Committee (since
                                                                      February 2007); formerly,
                                                                      variously, Admiral in the U.S.
                                                                      Navy, Director of Naval
                                                                      Nuclear Propulsion Program and
                                                                      Deputy Administrator-Naval
                                                                      Reactors in the National
                                                                      Nuclear Security
                                                                      Administration at the U.S.
                                                                      Department of Energy (1996-
                                                                      2004). Honorary Knight
                                                                      Commander of the Most
                                                                      Excellent Order of the British
                                                                      Empire.


Michael Bozic (66)                       Director     Since April     Private investor; Chairperson        173
c/o Kramer Levin Naftalis & Frankel LLP               1994            of the Valuation, Insurance
Counsel to the Independent Directors                                  and Compliance Committee
1177 Avenue of the Americas                                           (since October 2006); Director
New York, NY 10036                                                    or Trustee of the Retail Funds
                                                                      (since April 1994) and the
                                                                      Institutional Funds (since
                                                                      July 2003); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (July 2006-
                                                                      September 2006); Vice Chairman
                                                                      of Kmart Corporation (December
                                                                      1998-October 2000), Chairman
                                                                      and Chief Executive Officer of
                                                                      Levitz Furniture Corporation
                                                                      (November 1995-November 1998)
                                                                      and President and Chief
                                                                      Executive Officer of Hills
                                                                      Department Stores (May
                                                                      1991-July 1995); variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and Chief
                                                                      Operating Officer (1987-1991)
                                                                      of the Sears Merchandise Group
                                                                      of Sears, Roebuck & Co.


       Name, Age and Address of           Other Directorships Held by
         Independent Director                Independent Director
---------------------------------------  -----------------------------
Frank L. Bowman (62)                     Director of the National
c/o Kramer Levin Naftalis & Frankel LLP  Energy Foundation, the U.S.
Counsel to the Independent Directors     Energy Association, the
1177 Avenue of the Americas              American Council for Capital
New York, NY 10036                       Formation and the Armed
                                         Services YMCA of the USA.

Michael Bozic (66)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Directors
1177 Avenue of the Americas
New York, NY 10036

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
         Independent Director            Registrant    Time Served*            Past 5 Years            Director**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Kathleen A. Dennis (54)                  Director     Since August    President, Cedarwood                 171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Associates (mutual fund
Counsel to the Independent Directors                                  consulting) (since July 2006);
1177 Avenue of the Americas                                           Chairperson of the Money
New York, NY 10036                                                    Market and Alternatives Sub-
                                                                      Committee of the Investment
                                                                      Committee (since October 2006)
                                                                      and Director or Trustee of
                                                                      various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly, Senior
                                                                      Managing Director of Victory
                                                                      Capital Management (1993-
                                                                      2006).


Dr. Manuel H. Johnson (58)               Director     Since July      Senior Partner, Johnson Smick        173
c/o Johnson Smick Group, Inc.                         1991            International, Inc.
888 16th Street, N.W.                                                 (consulting firm); Chairperson
Suite 740                                                             of the Investment Committee
Washington, D.C. 20006                                                (since October 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-Chairman
                                                                      and a founder of the Group of
                                                                      Seven Council (G7C)
                                                                      (international economic
                                                                      commission); formerly,
                                                                      Chairperson of the Audit
                                                                      Committee (July 1991-
                                                                      September 2006); Vice Chairman
                                                                      of the Board of Governors of
                                                                      the Federal Reserve System and
                                                                      Assistant Secretary of the
                                                                      U.S. Treasury.


       Name, Age and Address of           Other Directorships Held by
         Independent Director                Independent Director
---------------------------------------  -----------------------------

Kathleen A. Dennis (54)                  None.
c/o Kramer Levin Naftalis & Frankel LLP
Counsel to the Independent Directors
1177 Avenue of the Americas
New York, NY 10036

Dr. Manuel H. Johnson (58)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of
888 16th Street, N.W.                    Evergreen Energy.
Suite 740
Washington, D.C. 20006

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
         Independent Director            Registrant    Time Served*            Past 5 Years            Director**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Joseph J. Kearns (65)                    Director     Since August    President, Kearns & Associates       174
c/o Kearns & Associates LLC                           1994            LLC (investment consulting);
PMB754                                                                Chairperson of the Audit
23852 Pacific Coast Highway                                           Committee (since October 2006)
Malibu, CA 90265                                                      and Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since August 1994); formerly,
                                                                      Deputy Chairperson of the
                                                                      Audit Committee (July 2003-
                                                                      September 2006) and
                                                                      Chairperson of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); CFO of the J. Paul
                                                                      Getty Trust.


Michael F. Klein (48)                    Director     Since August    Managing Director, Aetos             171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Capital, LLC (since March
Counsel to the Independent Directors                                  2000) and Co-President, Aetos
1177 Avenue of the Americas                                           Alternatives Management, LLC
New York, NY 10036                                                    (since January 2004);
                                                                      Chairperson of the
                                                                      Fixed-Income Sub-Committee of
                                                                      the Investment Committee
                                                                      (since October 2006) and
                                                                      Director or Trustee of various
                                                                      Retail Funds and Institutional
                                                                      Funds (since August 2006);
                                                                      formerly, Managing Director,
                                                                      Morgan Stanley & Co. Inc. and
                                                                      Morgan Stanley Dean Witter
                                                                      Investment Management,
                                                                      President, Morgan Stanley
                                                                      Institutional Funds (June
                                                                      1998-March 2000) and
                                                                      Principal, Morgan Stanley &
                                                                      Co. Inc. and Morgan Stanley
                                                                      Dean Witter Investment
                                                                      Management (August
                                                                      1997-December 1999).


       Name, Age and Address of           Other Directorships Held by
         Independent Director                Independent Director
---------------------------------------  -----------------------------

Joseph J. Kearns (65)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment
PMB754                                   leasing), The Ford Family
23852 Pacific Coast Highway              Foundation, and the UCLA
Malibu, CA 90265                         Foundation.

Michael F. Klein (48)                    Director of certain
c/o Kramer Levin Naftalis & Frankel LLP  investment funds managed or
Counsel to the Independent Directors     sponsored by Aetos Capital,
1177 Avenue of the Americas              LLC. Director of Sanitized AG
New York, NY 10036                       and Sanitized Marketing AG
                                         (specialty chemicals).

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
         Independent Director            Registrant    Time Served*            Past 5 Years            Director**
---------------------------------------  -----------  --------------  ------------------------------  -------------


Michael E. Nugent (71)                   Chairperson  Chairperson of  General Partner, Triumph             173
c/o Triumph Capital, L.P.                of the       the Boards      Capital, L.P. (private
445 Park Avenue                          Board and    since July      investment partnership);
New York, NY 10022                       Director     2006 and        Chairperson of the Boards of
                                                      Director since  the Retail Funds and
                                                      July 1991       Institutional Funds (since
                                                                      July 2006); Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly,
                                                                      Chairperson of the Insurance
                                                                      Committee (until July 2006);
                                                                      Vice President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


W. Allen Reed (60)                       Director     Since August    Chairperson of the Equity Sub-       171
c/o Kramer Levin Naftalis & Frankel LLP               2006            Committee of the Investment
Counsel to the Independent Directors                                  Committee (since October 2006)
1177 Avenue of the Americas                                           and Director or Trustee of
New York, NY 10036                                                    various Retail Funds and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly,
                                                                      President and CEO of General
                                                                      Motors Asset Management;
                                                                      Chairman and Chief Executive
                                                                      Officer of the GM Trust Bank
                                                                      and Corporate Vice President
                                                                      of General Motors Corporation
                                                                      (August 1994-December 2005).


Fergus Reid (75)                         Director     Since June      Chairman of Lumelite Plastics        174
c/o Lumelite Plastics Corporation                     1992            Corporation; Chairperson of
85 Charles Colman Blvd.                                               the Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of           Other Directorships Held by
         Independent Director                Independent Director
---------------------------------------  -----------------------------

Michael E. Nugent (71)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

W. Allen Reed (60)                       Director of GMAC (financial
c/o Kramer Levin Naftalis & Frankel LLP  services) and Temple-Inland
Counsel to the Independent Directors     Industries (packaging,
1177 Avenue of the Americas              banking and forest products);
New York, NY 10036                       Director of Legg Mason, Inc.
                                         and Director of the Auburn
                                         University Foundation.

Fergus Reid (75)                         Trustee and Director of
c/o Lumelite Plastics Corporation        certain investment companies
85 Charles Colman Blvd.                  in the JPMorgan Funds complex
Pawling, NY 12564                        managed by J.P. Morgan
                                         Investment Management Inc.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

Interested Director:

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                                    Fund Complex
                                       Position(s)  Term of Office                                   Overseen by
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Interested
         Interested Director           Registrant    Time Served*            Past 5 Years            Director**
-------------------------------------  -----------  --------------  ------------------------------  -------------
James F. Higgins (59)                  Director     Since June      Director or Trustee of the           173
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000).


      Name, Age and Address of          Other Directorships Held by
         Interested Director                Interested Director
-------------------------------------  ------------------------------
James F. Higgins (59)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center            Assurance Society of the
Plaza Two                              United States (financial
Jersey City, NJ 07311                  services).

---------------------

  * This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (68)         President and    President       President (since September 2005) and Principal Executive
522 Fifth Avenue               Principal        since           Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10036             Executive        September 2005  President (since September 2005) and Principal Executive
                               Officer          and Principal   Officer (since May 2003) of the Van Kampen Funds; Managing
                                                Executive       Director, Director and/or Officer of the Investment Adviser
                                                Officer since   and various entities affiliated with the Investment Adviser;
                                                May 2003        Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001-July 2003);
                                                                Chief Administrative Officer of the Investment Adviser;
                                                                Chief Administrative Officer of Morgan Stanley Services
                                                                Company Inc.

J. David Germany (53)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                       2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Management Limited                                              Management; Managing Director and Director of Morgan Stanley
20 Bank Street                                                  Investment Management Limited; Vice President of the Retail
Canary Wharf,                                                   Funds and Institutional Funds (since February 2006).
London, England E14 4AD

Dennis F. Shea (54)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
522 Fifth Avenue                                2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10036                                              Management; Vice President of the Retail Funds and
                                                                Institutional Funds (since February 2006). Formerly,
                                                                Managing Director and Director of Global Equity Research at
                                                                Morgan Stanley.

Amy R. Doberman (45)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
522 Fifth Avenue                                2004            Management of Morgan Stanley Investment Management (since
New York, NY 10036                                              July 2004); Vice President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000-July 2004).

Carsten Otto (43)              Chief            Since October   Managing Director and Global Director of Compliance for
522 Fifth Avenue               Compliance       2004            Morgan Stanley Investment Management (since April 2007);
New York, NY 10036             Officer                          Managing Director and Chief Compliance Officer of Morgan
                                                                Stanley Investment Management. Formerly, U.S. Director of
                                                                Compliance (October 2004-April 2007) and Assistant Secretary
                                                                and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40)      Vice President   Since December  Executive Director of the Investment Adviser and various
522 Fifth Avenue                                1997            entities affiliated with the Investment Adviser; Vice
New York, NY 10036                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Income Securities Inc.
DIRECTOR AND OFFICER INFORMATION (UNAUDITED) continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (42)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust       Chief Financial  since July      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center    Officer          2003 and Chief  and Chief Financial Officer of the Retail Funds (since July
Plaza Two                                       Financial       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Officer since   (September 2002 to July 2003).
                                                September 2002

Mary E. Mullin (40)            Secretary        Since June      Executive Director of the Investment Adviser and various
522 Fifth Avenue                                1999            entities affiliated with the Investment Adviser; Secretary
New York, NY 10036                                              of the Retail Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).

---------------------

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 11, 2007.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2007 FEDERAL TAX NOTICE (UNAUDITED)

         For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2007. 21.70% of the Fund's dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

         In January, the Fund provides tax information to shareholders for the preceding calendar year.

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Income Securities Inc.

Annual Report
September 30, 2007

[MORGAN STANLEY LOGO]

ICBANN
IU07-04780P-Y09/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                                         REGISTRANT   COVERED ENTITIES(1)
                                         ----------   -------------------
AUDIT FEES ...........................   $33,450                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ................   $    --(2)      $5,041,000(2)
   TAX FEES ..........................   $ 7,050(3)      $  761,000(4)
   ALL OTHER FEES ....................   $    --         $       --
TOTAL NON-AUDIT FEES .................   $ 7,050         $5,802,000
TOTAL ................................   $40,500         $5,802,000

2006

                                         REGISTRANT   COVERED ENTITIES(1)
                                         ----------   -------------------
AUDIT FEES ...........................   $31,400         N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ................   $   531(2)      $3,215,745(2)
   TAX FEES ..........................   $ 5,500(3)      $   24,000(4)
   ALL OTHER FEES ....................   $    --         $       --(5)
TOTAL NON-AUDIT FEES .................   $ 6,031         $3,239,745
TOTAL ................................   $37,431         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund's portfolio and the overall execution of the strategy of the Fund is Steven Krieder, a Managing Director of the Investment Adviser.

Mr. Krieder has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Fund in March 2007.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

The following information is as of September 30, 2007:

Mr. Krieder managed 45 registered investment companies with a total of approximately $35.0 billion in assets; no pooled investment vehicles other than registered investment companies; and 68 other accounts (which include separate accounts managed under certain "wrap fee" programs) with a total of approximately $12.7 billion in assets. Of these other accounts, three accounts with a total of approximately $993.4 million in assets had performance based fees.

Because the portfolio manager may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus.

          - Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

          - Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

          - Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

          -    Contribution to the business objectives of the Investment
               Adviser.

          -    The dollar amount of assets managed by the portfolio manager.

          -    Market compensation survey research by independent third parties.

          - Other qualitative factors, such as contributions to client objectives.

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of September 30, 2007, the portfolio manager did not own any share of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                         (d) Maximum Number
                                                                                           (or Approximate
                                                                   (c) Total Number of    Dollar Value) of
                                                                    Shares (or Units)     Shares (or Units)
                                                                    Purchased as Part      that May Yet Be
                         (a) Total Number of   (b) Average Price       of Publicly         Purchased Under
                          Shares (or Units)      Paid per Share     Announced Plans or      the Plans or
Period                        Purchased            (or Unit)             Programs             Programs
------                   -------------------   -----------------   -------------------   ------------------
October 01, 2006 ---
October 31, 2006                57,700              15.8677                 N/A                  N/A

November 01, 2006 --
November 30, 2006               22,400              15.9781                 N/A                  N/A

December 01, 2006 ---
December 31, 2006               22,700              16.1150                 N/A                  N/A

January 01, 2007 ---
January 31, 2007                15,900              15.9785                 N/A                  N/A

February 01, 2007 ---
February 28, 2007               18,000              16.1234                 N/A                  N/A

March 01, 2007 ---
March 31, 2007                  22,100              16.2539                 N/A                  N/A

April 01, 2007 ---
April 30, 2007                  19,300              16.1806                 N/A                  N/A

May 01, 2007 ---
May 31, 2007                    20,800              16.0206                 N/A                  N/A

June 01, 2007 ---
June 30, 2007                   31,309              15.7408                 N/A                  N/A

July 01, 2007 ---
July 31, 2007                   31,700              15.5754                 N/A                  N/A

August 01, 2007 ---
August 31, 2007                 34,400              15.0766                 N/A                  N/A

September 01, 2007 ---
September 30, 2007              26,800              15.5883                 N/A                  N/A
                               -------              -------
Total                          323,109              15.8749                 N/A                  N/A
                               -------              -------

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007